JPMorgan Small Cap Blend Fund Expense Example - R2 R3 R4 R5 Shares [Member] - JPMorgan Small Cap Blend Fund	Jun. 30, 2025 USD ($)
Class R2
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	475
Expense Example, with Redemption, 5 Years	822
Expense Example, with Redemption, 10 Years	1,800
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	398
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	1,521
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	101
Expense Example, with Redemption, 3 Years	320
Expense Example, with Redemption, 5 Years	556
Expense Example, with Redemption, 10 Years	1,234
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	86
Expense Example, with Redemption, 3 Years	272
Expense Example, with Redemption, 5 Years	475
Expense Example, with Redemption, 10 Years	$ 1,059